Consolidated Balance Sheets - USD ($)		Jun. 30, 2020	Dec. 31, 2019
CURRENT ASSETS
Cash and cash equivalents		$ 286,795	$ 1,519,666
Restricted cash		198,069
Accounts receivable, net		3,928,244	4,926,081
Accounts receivable-related parties, net		6,683,510	8,733,263
Advances to suppliers		2,675,061	1,064,901
Inventories, net		236,533	302,938
Loan receivable - related party		347,893	397,041
Other current assets		257,386	2,087,946
TOTAL CURRENT ASSETS		14,613,491	19,031,836
Non-current accounts receivable, net		994,376	1,648,109
Non-current accounts receivable-related parties, net		1,844,839	3,793,949
Property, plant and equipment, net		10,929,829	11,835,516
Intangible assets, net			1,496
Other assets, non-current		3,903,021	4,304,640
TOTAL ASSETS		32,285,556	40,615,546
CURRENT LIABILITIES
Short-term bank loans		4,830,062	6,584,664
Accounts payable		11,548,461	12,586,696
Accounts payable-related parties		64,361	65,276
Advances from customers		367,610	421,700
Advances from customers-related parties		157,404	140,938
Amounts due to related parties		127,330	129,139
Accrued payroll and benefit		297,721	193,912
Other payables and accrued expenses		5,033,112	4,897,672
Income tax payable			70,653
Convertible note payable, net of debt discounts		2,247,185	916,511
TOTAL LIABILITIES		24,673,246	26,007,161
EQUITY
Ordinary shares, 2020 and 2019: par $0; authorized capital 100,000,000 shares; shares issued and outstanding, June 30, 2020: 7,332,434 shares; December 31, 2019: 7,000,053 shares*;	[1]	127,019,156	126,257,156
Additional paid-in capital		16,746,986	16,461,333
Statutory reserve		14,044,269	14,044,269
Accumulated deficit		(182,194,414)	(174,517,769)
Accumulated other comprehensive income		22,907,323	23,022,845
Total (deficit) equity of the Company		(1,476,680)	5,267,834
Non-controlling interest		9,088,990	9,340,551
Total Equity		7,612,310	14,608,385
TOTAL LIABILITIES AND EQUITY		$ 32,285,556	$ 40,615,546

[1]	On July 30, 2020, the Company implemented a one-for-six reverse stock split of the Company's issued and outstanding ordinary shares. Except shares authorized, all references to number of shares, and to per share information in the consolidated financial statements have been retroactively adjusted.